Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
FINANCIAL INSTRUMENTS

11.	FINANCIAL INSTRUMENTS

The FASB ASC topic 820 on fair value measurement and disclosures establishes three levels of inputs that may be used to measure fair value: quoted prices in active markets for identical assets or liabilities (referred to as Level 1), observable inputs other than Level 1 that are observable for the asset or liability either directly or indirectly (referred to as Level 2), and unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities (referred to as Level 3).

The carrying values and fair values of the Company’s financial instruments are as follows:

		DECEMBER 31, 2012		DECEMBER 31, 2011
		CARRYING	FAIR	CARRYING	FAIR
	LEVEL	VALUE	VALUE	VALUE	VALUE
Financial assets
Cash	1	$1,764	$1,764	$1,278	$1,278
Other receivable	3	1,295	1,295	665	665
		$3,056	$3,056	$1,943	$1,943
Financial liabilities
Accounts payable	3	$196,658	$196,658	$195,195	$195,195
Loans payable	3	43,600	43,600	82,065	82,065
Derivative liability	3	-	-	1,115	1,115
Due to related parties	3	6,126	6,126	128,771	128,771
		$246,384	$246,384	$407,146	$407,146